UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-19


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       51-0603231, 51-0603230, 51-0603229
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC3
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
 A1SS             [   ]           [   ]           [ x ]
 A1MZ             [   ]           [   ]           [ x ]
 A2               [   ]           [   ]           [ x ]
 A3               [   ]           [   ]           [ x ]
 A4               [   ]           [   ]           [ x ]
 A5               [   ]           [   ]           [ x ]
 M1               [   ]           [   ]           [ x ]
 M2               [   ]           [   ]           [ x ]
 M3               [   ]           [   ]           [ x ]
 M4               [   ]           [   ]           [ x ]
 M5               [   ]           [   ]           [ x ]
 M6               [   ]           [   ]           [ x ]
 M7               [   ]           [   ]           [ x ]
 M8               [   ]           [   ]           [ x ]
 M9               [   ]           [   ]           [ x ]
 M10

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC3 Asset-Backed Pass-Through Certificates, Series 2006-WMC3. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   January 9, 2007

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC3 Asset-Backed Pass-Through Certificates, Series 2006-WMC3 relating to the December 26, 2006 distribution.


                                     EX-99.1
            J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                December 26, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                           10
Delinquency Trend Group                                             11
Bankruptcies                                                        12
Foreclosures                                                        14
REO Properties                                                      16
REO Property Scheduled Balance                                      17
Principal Payoffs by Group occurred in this Distribution            17
Realized Loss Group Report                                          18


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: Alexander.t.tonge@jpmorgan.com

                                     J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                                          December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                     ENDING
              FACE           PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES    INTEREST        BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1SS       175,270,000.00    165,444,342.18    2,951,441.97     726,346.62  3,677,788.59      0.00      0.00       162,492,900.21
A1MZ        43,817,000.00     41,360,613.57      737,852.07     183,250.50    921,102.57      0.00      0.00        40,622,761.50
A2         279,200,000.00    249,117,862.11    5,969,563.55   1,077,642.35  7,047,205.90      0.00      0.00       243,148,298.56
A3          90,900,000.00     90,900,000.00            0.00     397,611.75    397,611.75      0.00      0.00        90,900,000.00
A4          95,700,000.00     95,700,000.00            0.00     421,691.42    421,691.42      0.00      0.00        95,700,000.00
A5          78,618,000.00     78,618,000.00            0.00     352,121.29    352,121.29      0.00      0.00        78,618,000.00
M1          32,612,000.00     32,612,000.00            0.00     146,328.23    146,328.23      0.00      0.00        32,612,000.00
M2          28,775,000.00     28,775,000.00            0.00     130,270.82    130,270.82      0.00      0.00        28,775,000.00
M3          17,265,000.00     17,265,000.00            0.00      78,440.65     78,440.65      0.00      0.00        17,265,000.00
M4          15,346,000.00     15,346,000.00            0.00      70,340.10     70,340.10      0.00      0.00        15,346,000.00
M5          15,346,000.00     15,346,000.00            0.00      70,710.96     70,710.96      0.00      0.00        15,346,000.00
M6          13,908,000.00     13,908,000.00            0.00      64,757.19     64,757.19      0.00      0.00        13,908,000.00
M7          13,428,000.00     13,428,000.00            0.00      66,200.04     66,200.04      0.00      0.00        13,428,000.00
M8          11,510,000.00     11,510,000.00            0.00      57,856.93     57,856.93      0.00      0.00        11,510,000.00
M9           8,632,000.00      8,632,000.00            0.00      49,509.32     49,509.32      0.00      0.00         8,632,000.00
M10          9,591,000.00      9,591,000.00            0.00      56,554.93     56,554.93      0.00      0.00         9,591,000.00
P                  100.00            100.00            0.00     115,220.79    115,220.79      0.00      0.00               100.00
R                    0.00              0.00            0.00           0.00          0.00      0.00      0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS     929,918,100.00    887,553,917.86    9,658,857.59   4,064,853.89 13,723,711.48      0.00      0.00       877,895,060.27
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         959,177,770.00     916,812,503.81      0.00          1,799,283.77       1,799,283.77    0.00       0.00    907,152,162.97
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1SS        46629KAA7      943.93987665    16.83940189           4.14415827         20.98356016    927.10047475      5.450000%
A1MZ        46629KAB5      943.93987653    16.83940183           4.18217815         21.02157998    927.10047470      5.500000%
A2          46629KAC3      892.25595312    21.38095827           3.85975054         25.24070881    870.87499484      5.370000%
A3          46629KAD1    1,000.00000000     0.00000000           4.37416667          4.37416667  1,000.00000000      5.430000%
A4          46629KAE9    1,000.00000000     0.00000000           4.40638892          4.40638892  1,000.00000000      5.470000%
A5          46629KAF6    1,000.00000000     0.00000000           4.47888893          4.47888893  1,000.00000000      5.560000%
M1          46629KAG4    1,000.00000000     0.00000000           4.48694438          4.48694438  1,000.00000000      5.570000%
M2          46629KAH2    1,000.00000000     0.00000000           4.52722224          4.52722224  1,000.00000000      5.620000%
M3          46629KAJ8    1,000.00000000     0.00000000           4.54333333          4.54333333  1,000.00000000      5.640000%
M4          46629KAK5    1,000.00000000     0.00000000           4.58361137          4.58361137  1,000.00000000      5.690000%
M5          46629KAL3    1,000.00000000     0.00000000           4.60777792          4.60777792  1,000.00000000      5.720000%
M6          46629KAM1    1,000.00000000     0.00000000           4.65611087          4.65611087  1,000.00000000      5.780000%
M7          46629KAN9    1,000.00000000     0.00000000           4.93000000          4.93000000  1,000.00000000      6.120000%
M8          46629KAP4    1,000.00000000     0.00000000           5.02666638          5.02666638  1,000.00000000      6.240000%
M9          46629KAQ2    1,000.00000000     0.00000000           5.73555607          5.73555607  1,000.00000000      7.120000%
M10         46629KAR0    1,000.00000000     0.00000000           5.89666667          5.89666667  1,000.00000000      7.320000%
P           46629KAT6    1,000.00000000     0.00000000   1,152,207.90000000  1,152,207.90000000  1,000.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     954.44310403    10.38678308           4.37119558         14.75797867    944.05632095
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46629KAS8     955.83168468     0.00000000           1.87586058          1.87586058    945.76020352          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                     J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC3
                                                          December 26, 2006

Dates:
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            354,834.56
Group 1                                                                                                         110,754.39
Group 2                                                                                                         244,080.17

Principal Prepayments (Total)                                                                                 9,249,006.90
Group 1                                                                                                       3,570,801.40
Group 2                                                                                                       5,678,205.50

Curtailments (Total)                                                                                             56,133.14
Group 1                                                                                                           7,987.95
Group 2                                                                                                          48,145.19

Curtailment Interest Adjustments (Total)                                                                            366.24
Group 1                                                                                                              16.44
Group 2                                                                                                             349.80

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00
Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                        1,483.25
Group 1                                                                                                             266.14
Group 2                                                                                                           1,217.11

Interest Funds:

Gross Interest                                                                                                6,238,121.09
Group 1                                                                                                       1,796,169.91
Group 2                                                                                                       4,441,951.18

Servicing Fees                                                                                                  382,005.21
Group 1                                                                                                         109,563.53
Group 2                                                                                                         272,441.68

Trustee Fees                                                                                                      3,056.00
Group 1                                                                                                             876.48
Group 2                                                                                                           2,179.52

Custodian Fee                                                                                                     1,528.02
Group 1                                                                                                             438.25
Group 2                                                                                                           1,089.77

Trust Oversight Manager Fees                                                                                     11,460.16
Group 1                                                                                                           3,286.91
Group 2                                                                                                           8,173.25

Non Recoverable Interest Advances (Total)                                                                        36,648.66
Group 1                                                                                                           6,942.44
Group 2                                                                                                          29,706.22

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       16
Group 1                                                                                                                  6
Group 2                                                                                                                 10

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            3,891,219.18
Group 1                                                                                                       1,488,462.33
Group 2                                                                                                       2,402,756.85

Amount of Prepayment Penalties Collected                                                                        115,220.79
Group 1                                                                                                          42,764.60
Group 2                                                                                                          72,456.19
Available Remitance Amount                                                                                   15,462,280.63

Principal Remittance Amount (Total)                                                                           9,658,857.59
Group 1                                                                                                       3,689,294.04
Group 2                                                                                                       5,969,563.55

Interest Remittance Amount (Total)                                                                            5,803,423.04
Group 1                                                                                                       1,675,062.30
Group 2                                                                                                       4,128,360.74

Pool Detail:
Beginning Number of Loans Outstanding                                                                                4,610
Group 1                                                                                                              1,621
Group 2                                                                                                              2,989

Ending Number of Loans Outstanding                                                                                   4,568
Group 1                                                                                                              1,606
Group 2                                                                                                              2,962

Beginning Aggregate Loan Balance                                                                            916,812,504.08
Group 1                                                                                                     262,952,525.70
Group 2                                                                                                     653,859,978.38

Ending Aggregate Loan Balance                                                                               907,152,163.24
Group 1                                                                                                     259,262,965.52
Group 2                                                                                                     647,889,197.72

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaning Term To Maturity                                                                          333.43
Group 1                                                                                                             337.00
Group 2                                                                                                             332.00

Weighted Average Net Mortgage Rate                                                                                7.57263%
Group 1                                                                                                           7.58092%
Group 2                                                                                                           7.56929%


Delinquent Mortgage Loans
Group 1
Category           Number   Principal BalancPercentage
1 Month              39       5,532,590.31        2.13%
2 Month              17       3,074,650.56        1.19%
3 Month              14         937,653.68        0.36%
Total                70       9,544,894.55        3.68%
Delinquent Mortgage Loans
Group 2
Category           Number   Principal BalancPercentage
1 Month             109      24,081,302.99        3.72%
2 Month              45      11,664,674.10        1.80%
3 Month              22       4,053,261.39        0.63%
Total               176      39,799,238.48        6.14%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.


Bankruptcies
Group Number  Number of Loans    Principal Balance   Percentage
      1             2                163,241.28         0.06%
      2             3                765,785.42         0.12%
Total               5                929,026.70         0.10%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                           79,546.10
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                               83,695.18
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Bankruptcy Loans                                                                                         2
Total Principal Balance of Bankruptcy Loans                                                                     163,241.28

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             765,785.42
Total Number of Bankruptcy Loans                                                                                         3
Total Principal Balance of Bankruptcy Loans                                                                     765,785.42


Foreclosures
Group Number  Number of Loans      Principal Balance   Percentage
      1              26              4,629,188.68         1.79%
      2              87             25,594,692.88         3.95%
Total               113             30,223,881.56         3.33%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               26
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          4,629,188.68
Total Number of Foreclosure Loans                                                                                       26
Total Principal Balance of Foreclosure Loans                                                                  4,629,188.68

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               87
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         25,594,692.88
Total Number of Foreclosure Loans                                                                                       87
Total Principal Balance of Foreclosure Loans                                                                 25,594,692.88


REO Properties
Group Number   Number of Loans       Principal Balance    Percentage
      1               0                       0.00           0.00%
      2               1                  71,877.53           0.01%
Total                 1                  71,877.53           0.01%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                          0.00
Total Number of REO Loans                                                                                                0
Total Principal Balance of REO Loans                                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        1
Principal Balance of REO Loans that are 3+ Months Delinquent                                                     71,877.53
Total Number of REO Loans                                                                                                1
Total Principal Balance of REO Loans                                                                             71,877.53


REO Property Scheduled Balance
Group Number      Loan Number     REO Date     Schedule Principal Balance
2                 11478556        06/01/2006        71,877.53
Total                                               71,877.53


Principal Payoffs by Group occured in this Distribution
Group Number   Number of Loans     Principal Balance    Percentage
      1               15              3,570,801.40          1.38%
      2               27              5,678,205.50          0.88%
Total                 42              9,249,006.90          1.02%


Realized Loss Group Report
Group      Current     Cumulative     Ending             Balance of         Net Liquidation
Number     Loss        Loss           Balance            Liquidated Loans   Proceeds
1          0.00        0.00           259,262,965.52     0.00               0.00
2          0.00        0.00           647,889,197.72     0.00               0.00
TOTAL      0.00        0.00           907,152,163.24     0.00               0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                       0.00
Group 1                                                                                                              0.00
Group 2                                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                   0.00
Group 1                                                                                                              0.00
Group 2                                                                                                              0.00

Current Applied Losses                                                                                               0.00
Cumulative Applied Losses                                                                                            0.00
Trigger Event                                                                                                          NO
TEST I - Trigger Event Occurrence                                                                                      NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                           5.61703%
37.09% of of Senior Enhancement Percetage                                                                        8.01315%
OR
TEST II - Trigger Event Occurrence                                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                             0.00000%
Required Cumulative Loss %                                                                                       0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                       29,254,921.99
Ending Overcollateralization Amount                                                                         29,257,102.97
Ending Overcollateralization Deficiency                                                                              0.00
Overcollateralization Release Amount                                                                                 0.00
Monthly Excess Interest                                                                                      1,799,283.77
Payment to Class C                                                                                           1,799,283.77

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                                     0.00
Class A-1SS                                                                                                          0.00
Class A-1MZ                                                                                                          0.00
Class A-2                                                                                                            0.00
Class A-3                                                                                                            0.00
Class A-4                                                                                                            0.00
Class A-5                                                                                                            0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                                        0.00
Class A-1SS                                                                                                          0.00
Class A-1MZ                                                                                                          0.00
Class A-2                                                                                                            0.00
Class A-3                                                                                                            0.00
Class A-4                                                                                                            0.00
Class A-5                                                                                                            0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1SS                                                                                                          0.00
Class A-1MZ                                                                                                          0.00
Class A-2                                                                                                            0.00
Class A-3                                                                                                            0.00
Class A-4                                                                                                            0.00
Class A-5                                                                                                            0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                            54,506.18
Net Swap Payment Paid                                                                                           54,506.18
Net Swap Receipt Due                                                                                                 0.00

Beginning Balance                                                                                                1,000.00
Additions to the Swap Account                                                                                   54,506.18
Withdrawals from the Swap Account                                                                               54,506.18
Ending Balance                                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                                         0.00
Ending Balance                                                                                                   1,000.00
Interest Accrual Period
Start Date                                                                                              November 27, 2006
End Date                                                                                                December 26, 2006
Number of Days in Accrual Period                                                                                       29

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1SS                                                                                                          0.00
Class A-1MZ                                                                                                          0.00
Class A-2                                                                                                            0.00
Class A-3                                                                                                            0.00
Class A-4                                                                                                            0.00
Class A-5                                                                                                            0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00



Interest Carryover Amount Paid This Period
Class A-1SS                                                                                                          0.00
Class A-1MZ                                                                                                          0.00
Class A-2                                                                                                            0.00
Class A-3                                                                                                            0.00
Class A-4                                                                                                            0.00
Class A-5                                                                                                            0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1MZ                                                                                                          0.00
Class A-1SS                                                                                                          0.00
Class A-2                                                                                                            0.00
Class M-1                                                                                                            0.00
Class A-3                                                                                                            0.00
Class A-4                                                                                                            0.00
Class A-5                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1SS                                                               0.00
Prepayment Interest Shortfall Allocated to Class A-1MZ                                                               0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1SS                                                               0.00
Relief Act Interest Shortfall Allocated to Class A-1MZ                                                               0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                                   0.00

Available Net Funds Cap to Libor Certificates                                                                    7.833752

One-Month LIBOR for Such Distribution Date                                                                       5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1SS                                                                                                      5.450000
Class A-1MZ                                                                                                      5.500000
Class A-2                                                                                                        5.370000
Class A-3                                                                                                        5.430000
Class A-4                                                                                                        5.470000
Class A-5                                                                                                        5.560000
Class M-1                                                                                                        5.570000
Class M-2                                                                                                        5.620000
Class M-3                                                                                                        5.640000
Class M-4                                                                                                        5.690000
Class M-5                                                                                                        5.720000
Class M-6                                                                                                        5.780000
Class M-7                                                                                                        6.120000
Class M-8                                                                                                        6.240000
Class M-9                                                                                                        7.120000
Class M-10                                                                                                       7.320000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Deferred Amount Paid This Period                                                                                     0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Deferred Amount Occured This Period                                                                                  0.00
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                                            0.00
Class M-2                                                                                                            0.00
Class M-3                                                                                                            0.00
Class M-4                                                                                                            0.00
Class M-5                                                                                                            0.00
Class M-6                                                                                                            0.00
Class M-7                                                                                                            0.00
Class M-8                                                                                                            0.00
Class M-9                                                                                                            0.00
Class M-10                                                                                                           0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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